Related party transactions	12 Months Ended
Jan. 31, 2018
Disclosure of transactions between related parties [abstract]
Related party transactions
Related party transactions
Dr. Frank Armstrong was a member of the board of Directors of Juniper Pharmaceuticals Inc., during the year until September 2017. During the year £nil (2017: £65,000) was paid to Juniper Pharma Services Limited, a wholly owned subsidiary of Juniper Pharmaceuticals Inc, in respect of clinical manufacturing services. Of this amount £nil was outstanding at the year end (2017: £nil).

Professor Stephen Davies is a member of the board of directors of Oxford University Innovation Limited. During the year £24,000 (2017: £36,000) was charged by Oxford University Innovation Limited in connection with payments due in respect of the strategic alliance between the Group and Oxford University that was entered into in November 2013. Of this amount £12,000 was outstanding at the year end (2017: £nil).
See Note 6 ‘Directors and employees’ for details of key management emoluments.